SUMMARY OF SIGNIFICANT POLICIES (Details Narrative) - USD ($)			3 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
	Jun. 17, 2025	Nov. 03, 2023	Sep. 30, 2025	Sep. 30, 2025	Dec. 31, 2023	Dec. 31, 2024	Jul. 31, 2024
Machinery equipment gross			$ 0	$ 0
Accumulated depreciation			0	0
Impairment of Long-Lived Assets to be Disposed of						$ 0
Debt Instrument, Debt Default, Description of Notice of Default	The Note Payable- Polar was not settled at close of the Business Combination, and New XCF assumed the obligation. Pursuant to Section 1.5 and Section 1.6 of the Subscription Agreement, Polar gave notice to the Company, that as of June 17, 2025, the Company was in default of the agreement (“the Default Date”). Since the default continued for a period of five business days from the Default Date (the “Default”), the Company will issue 120,000 shares of common stock to Polar and will issue an additional 120,000 shares to Polar each month until the Default is cured (the “Default Shares – Polar”)
Restricted cash			$ 5,316	$ 5,316	$ 18,022	5,824
Land						1,260,000
Machinery, equipment gross						9,555,000
Operations plant						16,397,000
Financial liability gross					136,533,315	136,533,315	$ 136,533,315
Financing obligation liability							$ 136,533,315
Financing obligation liability, interest rate percentage							7.28%
Anti-dilutive shares			21,564,957	21,564,957
XCF Global Capital Inc [Member]
Accumulated depreciation						0
Stock Issued During Period, Value, Acquisitions					$ 9,947,828
Machinery, equipment gross						$ 0
Anti-dilutive shares					0	0
Common Stock [Member] | Focus Impact [Member]
Stock Issued During Period, Value, Acquisitions		$ 1,200,000
Stock Issued During Period, Shares, Acquisitions		1,200,000
Common Stock [Member] | XCF Global Capital Inc [Member]
Stock Issued During Period, Value, Acquisitions					$ 17,500
Stock Issued During Period, Shares, Acquisitions					17,500,000